Consolidated Statements of Operation and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 7,403,835	$ 4,572,290	$ 5,733,976
Cost of sales	5,041,795	2,726,974	3,753,619
Gross profit	2,362,040	1,845,316	1,980,357
Administrative expenses	3,879,873	1,729,469	1,324,892
(Loss) income from operations	(1,517,833)	115,847	655,465
Other (expense) income:
Interest expense, net	(16,725)	(20,958)	(22,309)
Other (expense) income	156,917	24,128	62,458
Impairment of investments	(3,279,652)
Share of loss of equity investees	(7,637)
Total other (expense) income	(3,147,097)	3,170	40,149
Net (loss) income before income tax expense	(4,664,930)	119,017	695,614
Income tax expense	(85,213)	(7,414)	(204,213)
Net (loss) income	(4,750,143)	111,603	491,401
Less net income attributable to non-controlling interests	19,583
Net (loss) income attributable to ordinary shareholders	(4,769,726)	111,603	491,401
Other comprehensive income (loss)
Foreign currency translation gain (loss)	313,257	75,266	(94,089)
Total comprehensive (loss) income	(4,436,886)	186,869	397,312
Less comprehensive income attributable to non-controlling interests	19,583
Total comprehensive (loss) income attributable to ordinary shareholders	$ (4,456,469)	$ 186,869	$ 397,312
(Loss) Earnings per share – basic (in Dollars per share)	$ (0.968)	$ 0.024	$ 0.107
(Loss) Earnings per share – diluted (in Dollars per share)	$ (0.968)	$ 0.024	$ 0.107
Weighted average number of shares outstanding – basic (in Shares)	4,927,064	4,590,004	4,590,004
Weighted average number of shares outstanding – diluted (in Shares)	4,927,064	4,590,004	4,590,004